UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2015
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)[1]
Consumer Discretionary (11.4%)
Lennar Corp. Class A	4,942,490	262,150
Newell Rubbermaid Inc.	5,889,200	254,885
Delphi Automotive plc	2,771,500	216,399
Lowe's Cos. Inc.	2,487,600	172,540
* Norwegian Cruise Line Holdings Ltd.	2,689,800	167,897
Ford Motor Co.	10,900,450	161,654
* Toll Brothers Inc.	3,560,500	138,575
DR Horton Inc.	3,763,300	111,732
Omnicom Group Inc.	1,502,625	109,812
Ralph Lauren Corp. Class A	856,200	107,787
TJX Cos. Inc.	1,198,500	83,679
* News Corp. Class A	5,447,250	80,238
Staples Inc.	5,025,771	73,929
Comcast Corp. Special Class A	947,500	59,067
Interpublic Group of Cos. Inc.	2,732,025	58,192
Kohl's Corp.	343,475	21,062
* News Corp. Class B	1,469,052	20,963
		2,100,561
Consumer Staples (4.4%)
CVS Health Corp.	2,187,625	246,042
Ingredion Inc.	1,895,917	167,220
BRF SA ADR	6,099,300	127,536
Wal-Mart Stores Inc.	1,770,650	127,451
Japan Tobacco Inc.	2,303,300	89,373
Kellogg Co.	819,900	54,253
		811,875
Energy (9.1%)
Royal Dutch Shell plc ADR	4,069,535	233,917
Baker Hughes Inc.	2,782,650	161,811
Exxon Mobil Corp.	1,981,425	156,949
BP plc ADR	4,150,450	153,442
Pioneer Natural Resources Co.	1,208,300	153,176
Halliburton Co.	3,086,700	128,993
Cameco Corp.	8,585,300	117,876
Valero Energy Corp.	1,609,600	105,590
Canadian Natural Resources Ltd.	4,091,700	99,756
* Southwestern Energy Co.	5,165,500	96,078
* Cobalt International Energy Inc.	11,606,968	89,490
Anadarko Petroleum Corp.	1,117,100	83,056
* Concho Resources Inc.	539,500	57,489
Murphy Oil Corp.	826,350	27,096
Apache Corp.	528,575	24,241
		1,688,960
Financials (29.7%)
American International Group Inc.	7,088,200	454,495
Citigroup Inc.	7,678,575	448,889
MetLife Inc.	7,331,725	408,670
Wells Fargo & Co.	6,078,350	351,754

Bank of America Corp.	16,419,800	293,586
XL Group plc Class A	6,806,125	258,769
Principal Financial Group Inc.	4,527,800	251,338
Unum Group	6,960,000	249,446
Ameriprise Financial Inc.	1,956,200	245,836
PNC Financial Services Group Inc.	2,136,150	209,727
Torchmark Corp.	2,816,400	173,518
Weyerhaeuser Co.	5,483,800	168,298
JPMorgan Chase & Co.	2,330,400	159,702
Zions Bancorporation	4,735,644	147,705
Julius Baer Group Ltd.	2,398,695	132,674
Voya Financial Inc.	2,725,700	127,972
Goldman Sachs Group Inc.	573,900	117,690
UBS Group AG	5,063,558	116,766
Public Storage	564,900	115,906
Morgan Stanley	2,982,366	115,835
Bank of Nova Scotia	2,237,500	109,818
SL Green Realty Corp.	916,000	105,468
Axis Capital Holdings Ltd.	1,602,221	92,224
State Street Corp.	1,071,075	82,002
Franklin Resources Inc.	1,523,775	69,408
Progressive Corp.	2,074,375	63,268
Fifth Third Bancorp	2,857,550	60,209
Willis Group Holdings plc	1,261,950	58,668
Regions Financial Corp.	5,573,600	57,910
Citizens Financial Group Inc.	2,062,250	53,763
Comerica Inc.	1,132,600	53,719
KeyCorp	3,482,075	51,674
Hartford Financial Services Group Inc.	657,900	31,283
Invesco Ltd.	695,225	26,836
* Genworth Financial Inc. Class A	2,832,750	19,858
		5,484,684
Health Care (13.8%)
Bristol-Myers Squibb Co.	6,049,200	397,069
Medtronic plc	3,884,844	304,533
Aetna Inc.	2,210,381	249,707
Merck & Co. Inc.	3,687,700	217,427
UnitedHealth Group Inc.	1,650,000	200,310
AstraZeneca plc ADR	5,906,200	199,571
* Mylan NV	2,093,700	117,226
Cigna Corp.	747,682	107,711
Johnson & Johnson	1,018,700	102,084
Eli Lilly & Co.	1,109,500	93,764
Abbott Laboratories	1,638,898	83,076
McKesson Corp.	328,100	72,369
Sanofi	643,540	69,195
Teva Pharmaceutical Industries Ltd. ADR	971,000	67,018
Pfizer Inc.	1,770,875	63,858
Becton Dickinson and Co.	370,100	56,311
Baxter International Inc.	1,197,863	48,010
Baxalta Inc.	1,197,863	39,326
* Laboratory Corp. of America Holdings	251,775	32,048
* Express Scripts Holding Co.	278,400	25,075
		2,545,688
Industrials (8.0%)
Eaton Corp. plc	4,127,600	250,050

Raytheon Co.	1,733,100	189,064
Honeywell International Inc.	1,708,700	179,499
* Sensata Technologies Holding NV	3,185,200	163,464
American Airlines Group Inc.	3,231,300	129,575
* Hertz Global Holdings Inc.	7,548,300	128,246
Parker-Hannifin Corp.	1,079,850	121,753
Stanley Black & Decker Inc.	1,137,175	119,960
Rexel SA	6,357,405	100,185
Masco Corp.	2,048,848	54,069
Dover Corp.	385,775	24,717
L-3 Communications Holdings Inc.	211,050	24,368
		1,484,950
Information Technology (16.4%)
* NXP Semiconductors NV	3,204,100	310,766
Cisco Systems Inc.	9,609,625	273,106
* Arrow Electronics Inc.	4,292,850	249,629
Lam Research Corp.	2,978,200	228,934
Avago Technologies Ltd. Class A	1,796,400	224,801
* Google Inc. Class A	262,600	172,660
Hewlett-Packard Co.	5,372,675	163,974
Apple Inc.	1,299,800	157,666
Microsoft Corp.	3,253,450	151,936
* ARRIS Group Inc.	4,384,200	135,559
* Check Point Software Technologies Ltd.	1,672,400	135,080
Oracle Corp.	3,368,700	134,546
Accenture plc Class A	1,227,300	126,547
* Cognizant Technology Solutions Corp. Class A	1,703,600	107,497
* Micron Technology Inc.	5,762,000	106,655
Intel Corp.	3,012,125	87,201
Skyworks Solutions Inc.	840,000	80,363
QUALCOMM Inc.	871,550	56,119
TE Connectivity Ltd.	865,010	52,696
Western Digital Corp.	404,600	34,820
Analog Devices Inc.	564,400	32,921
Corning Inc.	15,065	281
		3,023,757
Materials (2.4%)
Celanese Corp. Class A	2,280,900	150,357
Methanex Corp.	3,038,200	136,992
Huntsman Corp.	5,273,400	100,195
Reliance Steel & Aluminum Co.	902,700	54,704
		442,248
Other (0.3%)
2 Vanguard Value ETF	703,525	59,237

Telecommunication Services (0.2%)
AT&T Inc.	815,225	28,321

Utilities (1.2%)
PG&E Corp.	2,139,300	112,335
Entergy Corp.	788,774	56,019
Edison International	852,150	51,137
		219,491
Total Common Stocks (Cost $13,850,806)		17,889,772

	Coupon
Temporary Cash Investments (3.2%)[1]
Money Market Fund (1.9%)
3 Vanguard Market Liquidity Fund	0.152%		357,396,797	357,397

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.7%)
Bank of America Securities, LLC
(Dated 7/31/15, Repurchase Value
$128,402,000. collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
3.500%, 6/1/28-2/1/43, with a value of
$130,968,000)	0.150%	8/3/15	128,400	128,400

U.S. Government and Agency Obligations (0.6%)
4 Federal Home Loan Bank Discount Notes	0.092%	8/26/15	95,000	94,995
[4,5] Federal Home Loan Bank Discount Notes	0.093%	10/2/15	200	200
[4,5] Federal Home Loan Bank Discount Notes	0.090%	10/5/15	2,000	2,000
[4,5] Federal Home Loan Bank Discount Notes	0.090%	10/14/15	3,400	3,399
[4,5] Federal Home Loan Bank Discount Notes	0.140%	12/4/15	1,000	999
[5,6] Freddie Mac Discount Notes	0.125%	10/30/15	4,000	3,999
				105,592
Total Temporary Cash Investments (Cost $591,388)				591,389
Total Investments (100.1%) (Cost $14,442,194)				18,481,161
Other Assets and Liabilities-Net (-0.1%)				(18,368)
Net Assets (100%)				18,462,793

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.9% and 2.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $8,697,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Windsor Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	17,498,345	391,427	—
Temporary Cash Investments	357,397	233,992	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(474)	—	—
Total	17,855,271	625,419	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Windsor Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	1,005	105,445	(183)
S&P 500 Index	September 2015	152	79,739	786
				603

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At July 31, 2015, the cost of investment securities for tax purposes was $14,442,194,000. Net unrealized appreciation of investment securities for tax purposes was $4,038,967,000, consisting of unrealized gains of $4,798,538,000 on securities that had risen in value since their purchase and $759,571,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of July 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)[1]
Consumer Discretionary (10.9%)
	Ford Motor Co.	51,935,200	770,199
	Target Corp.	9,381,700	767,892
	Johnson Controls Inc.	14,950,000	681,122
	Advance Auto Parts Inc.	2,407,673	419,441
	Viacom Inc. Class B	4,506,400	256,865
	Omnicom Group Inc.	2,740,700	200,290
	DR Horton Inc.	6,712,400	199,291
*	Norwegian Cruise Line Holdings Ltd.	2,718,076	169,662
	General Motors Co.	4,574,900	144,155
*	Bed Bath & Beyond Inc.	2,173,682	141,789
	Delphi Automotive plc	1,767,004	137,968
	Comcast Corp. Special Class A	2,118,700	132,080
	Renault SA	1,241,171	114,181
*	Madison Square Garden Co. Class A	1,350,804	112,657
	Harley-Davidson Inc.	1,839,100	107,219
	Honda Motor Co. Ltd. ADR	2,868,600	97,418
	Genuine Parts Co.	1,025,181	91,190
*	ServiceMaster Global Holdings Inc.	2,251,700	87,208
*	Houghton Mifflin Harcourt Co.	3,226,438	84,307
	Lennar Corp. Class A	1,578,246	83,710
	Dick's Sporting Goods Inc.	1,502,870	76,616
*	Discovery Communications Inc. Class A	1,877,400	61,992
*	Meritage Homes Corp.	1,291,708	58,256
	Interpublic Group of Cos. Inc.	2,706,800	57,655
	Ryland Group Inc.	1,244,422	56,584
	Nordstrom Inc.	618,600	47,205
*,^ JC Penney Co. Inc.		5,449,000	44,900
*	Deckers Outdoor Corp.	586,900	42,773
	Carnival Corp.	753,300	40,143
	Lowe's Cos. Inc.	427,900	29,679
	Hyundai Motor Co.	222,182	28,040
	Cablevision Systems Corp. Class A	55,800	1,575
	Darden Restaurants Inc.	20,200	1,490
	Foot Locker Inc.	21,000	1,482
	Leggett & Platt Inc.	28,900	1,382
	Lear Corp.	12,750	1,327
	McDonald's Corp.	11,100	1,108
	Goodyear Tire & Rubber Co.	35,300	1,064
	Best Buy Co. Inc.	25,700	830
			5,352,745
Consumer Staples (8.6%)
	Philip Morris International Inc.	12,706,253	1,086,766
	Imperial Tobacco Group plc ADR	8,540,125	894,663
	Wal-Mart Stores Inc.	10,967,905	789,470
	Altria Group Inc.	12,082,332	657,037
	Kellogg Co.	3,822,200	252,915
	Diageo plc ADR	2,031,451	228,152
	Molson Coors Brewing Co. Class B	1,776,950	126,412

Procter & Gamble Co.	1,466,190	112,457
Bunge Ltd.	389,800	31,126
PepsiCo Inc.	34,400	3,314
Coca-Cola Co.	70,100	2,880
Archer-Daniels-Midland Co.	42,000	1,992
Dr Pepper Snapple Group Inc.	21,400	1,717
ConAgra Foods Inc.	38,300	1,687
^ Pilgrim's Pride Corp.	55,600	1,203
Coty Inc. Class A	43,700	1,168
Clorox Co.	2,800	313
Reynolds American Inc.	2,700	232
Kimberly-Clark Corp.	800	92
		4,193,596
Energy (8.5%)
Phillips 66	10,727,769	852,858
ConocoPhillips	11,628,689	585,388
Occidental Petroleum Corp.	8,034,807	564,043
Marathon Petroleum Corp.	9,928,540	542,793
BP plc ADR	12,421,998	459,241
Marathon Oil Corp.	7,704,800	161,878
^ Seadrill Ltd.	16,961,707	151,129
Royal Dutch Shell plc ADR	2,077,129	119,393
* Cobalt International Energy Inc.	15,262,100	117,671
Apache Corp.	2,099,642	96,290
Devon Energy Corp.	1,844,100	91,135
Anadarko Petroleum Corp.	1,157,700	86,075
* Dril-Quip Inc.	1,433,600	83,737
EOG Resources Inc.	976,000	75,337
Murphy Oil Corp.	2,212,200	72,538
Hess Corp.	724,700	42,765
* Kosmos Energy Ltd.	4,688,800	33,759
Exxon Mobil Corp.	120,682	9,559
Gazprom PAO ADR	1,553,600	7,224
Chevron Corp.	37,999	3,362
Valero Energy Corp.	34,200	2,243
Tesoro Corp.	17,400	1,694
Nabors Industries Ltd.	101,100	1,174
Ensco plc Class A	65,600	1,088
Noble Corp. plc	89,500	1,070
National Oilwell Varco Inc.	16,200	682
Kinder Morgan Inc.	11,200	388
		4,164,514
Financials (22.3%)
JPMorgan Chase & Co.	21,455,809	1,470,367
Wells Fargo & Co.	22,317,873	1,291,535
Citigroup Inc.	20,605,544	1,204,600
PNC Financial Services Group Inc.	10,916,868	1,071,818
Bank of America Corp.	58,046,226	1,037,866
Capital One Financial Corp.	8,668,538	704,752
American Express Co.	8,153,696	620,170
American International Group Inc.	4,479,100	287,200
Navient Corp.	15,445,652	242,497
Voya Financial Inc.	3,977,700	186,753
Hartford Financial Services Group Inc.	3,526,300	167,675
Comerica Inc.	3,526,500	167,262
Corrections Corp. of America	4,658,534	163,841

MetLife Inc.	2,938,100	163,770
SunTrust Banks Inc.	3,666,167	162,558
Goldman Sachs Group Inc.	772,979	158,515
Intercontinental Exchange Inc.	688,400	156,983
* SLM Corp.	15,370,552	140,333
CBOE Holdings Inc.	2,196,500	136,139
Aon plc	1,318,000	132,815
Barclays plc	29,188,345	131,443
BNP Paribas SA	1,904,864	124,046
Morgan Stanley	3,182,300	123,600
Fifth Third Bancorp	5,684,500	119,772
Chubb Corp.	950,300	118,151
* Springleaf Holdings Inc. Class A	2,323,200	117,345
Unum Group	2,634,600	94,424
State Street Corp.	1,156,100	88,511
Citizens Financial Group Inc.	3,288,500	85,731
Lincoln National Corp.	893,861	50,342
Allstate Corp.	676,100	46,617
Nordea Bank AB	3,482,300	43,290
Prudential Financial Inc.	404,614	35,752
Bank of New York Mellon Corp.	784,400	34,043
XL Group plc Class A	213,878	8,132
US Bancorp	73,749	3,334
Travelers Cos. Inc.	20,600	2,186
Axis Capital Holdings Ltd.	26,500	1,525
Reinsurance Group of America Inc. Class A	15,800	1,525
PartnerRe Ltd.	11,200	1,523
Everest Re Group Ltd.	8,200	1,502
* Santander Consumer USA Holdings Inc.	54,400	1,315
* Synchrony Financial	31,700	1,089
Weyerhaeuser Co.	31,300	961
Extra Space Storage Inc.	11,700	860
UDR Inc.	25,200	852
Digital Realty Trust Inc.	12,600	810
Lamar Advertising Co. Class A	12,800	769
* Arch Capital Group Ltd.	10,300	735
* Ally Financial Inc.	31,865	726
Hospitality Properties Trust	19,400	532
Equity Residential	7,100	531
Public Storage	2,400	492
Alexandria Real Estate Equities Inc.	5,300	491
Communications Sales & Leasing Inc.	21,000	438
HCP Inc.	10,500	406
Legg Mason Inc.	6,000	296
* Berkshire Hathaway Inc. Class B	1,400	200
		10,911,746
Health Care (17.1%)
Medtronic plc	18,651,406	1,462,084
Pfizer Inc.	35,429,381	1,277,583
Sanofi ADR	18,487,600	998,146
Anthem Inc.	6,159,907	950,289
Johnson & Johnson	9,284,491	930,399
Merck & Co. Inc.	15,057,100	887,767
Zoetis Inc.	5,902,137	289,087
Eli Lilly & Co.	2,623,700	221,729
Baxalta Inc.	5,422,000	178,004
UnitedHealth Group Inc.	1,414,200	171,684

GlaxoSmithKline plc ADR	3,611,100	156,866
St. Jude Medical Inc.	1,912,516	141,182
* Mylan NV	2,337,500	130,877
Sanofi	1,095,600	117,802
* Mallinckrodt plc	829,400	102,812
* Express Scripts Holding Co.	900,300	81,090
Zimmer Biomet Holdings Inc.	577,700	60,121
Roche Holding AG	196,500	56,686
Cigna Corp.	379,600	54,685
Humana Inc.	287,500	52,351
AbbVie Inc.	574,077	40,191
Aetna Inc.	19,800	2,237
Cardinal Health Inc.	19,000	1,615
Bristol-Myers Squibb Co.	22,353	1,467
* Hologic Inc.	23,100	962
* Quintiles Transnational Holdings Inc.	8,600	660
		8,368,376
Industrials (10.2%)
General Dynamics Corp.	6,296,960	938,940
Honeywell International Inc.	8,395,361	881,933
Raytheon Co.	8,002,956	873,042
United Technologies Corp.	5,443,000	545,987
2 Xylem Inc.	9,289,346	320,761
Emerson Electric Co.	5,524,900	285,914
Parker-Hannifin Corp.	1,844,900	208,012
Cummins Inc.	936,100	121,253
Tyco International plc	2,667,600	101,342
Rockwell Automation Inc.	772,200	90,178
General Electric Co.	3,380,554	88,232
American Airlines Group Inc.	2,191,700	87,887
^ CNH Industrial NV	9,452,000	84,784
Stanley Black & Decker Inc.	751,100	79,234
Boeing Co.	494,000	71,220
Union Pacific Corp.	691,400	67,474
Rockwell Collins Inc.	663,400	56,137
PACCAR Inc.	814,300	52,799
Koninklijke Philips NV	1,094,921	30,450
Embraer SA ADR	1,075,800	29,961
Northrop Grumman Corp.	13,000	2,249
3M Co.	13,400	2,028
Illinois Tool Works Inc.	16,900	1,512
Alaska Air Group Inc.	19,800	1,500
Cintas Corp.	15,300	1,308
		5,024,137
Information Technology (13.0%)
Microsoft Corp.	23,930,190	1,117,540
Oracle Corp.	21,791,900	870,369
QUALCOMM Inc.	11,174,200	719,507
Apple Inc.	3,658,311	443,753
Intel Corp.	13,904,300	402,530
International Business Machines Corp.	1,948,625	315,658
EMC Corp.	9,769,000	262,689
Corning Inc.	13,043,000	243,643
* Google Inc. Class A	318,537	209,438
Xerox Corp.	18,691,375	205,979
Cisco Systems Inc.	7,074,300	201,052

Hewlett-Packard Co.	5,919,050	180,649
Samsung Electronics Co. Ltd.	144,300	144,983
Visa Inc. Class A	1,784,500	134,444
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,960,100	109,668
Maxim Integrated Products Inc.	2,982,200	101,514
Teradyne Inc.	5,130,600	98,815
Telefonaktiebolaget LM Ericsson ADR	8,825,200	94,694
* Citrix Systems Inc.	1,248,700	94,414
* NXP Semiconductors NV	944,000	91,559
* Google Inc. Class C	112,533	70,402
Symantec Corp.	2,524,400	57,405
Applied Materials Inc.	2,979,400	51,722
Solera Holdings Inc.	1,010,000	36,956
SanDisk Corp.	608,700	36,699
Texas Instruments Inc.	670,600	33,517
* Teradata Corp.	791,900	29,387
Total System Services Inc.	35,100	1,622
Western Union Co.	78,600	1,591
Computer Sciences Corp.	23,200	1,518
NVIDIA Corp.	73,400	1,464
Avnet Inc.	33,900	1,415
* Flextronics International Ltd.	125,100	1,377
Jabil Circuit Inc.	56,700	1,148
Seagate Technology plc	20,300	1,027
Western Digital Corp.	6,000	516
		6,370,664
Materials (0.6%)
Eastman Chemical Co.	1,436,570	112,627
International Paper Co.	2,208,500	105,721
Packaging Corp. of America	487,600	34,517
Air Products & Chemicals Inc.	115,900	16,517
LyondellBasell Industries NV Class A	23,720	2,226
Dow Chemical Co.	41,400	1,948
Sealed Air Corp.	31,800	1,691
Ashland Inc.	12,100	1,383
Avery Dennison Corp.	22,700	1,382
EI du Pont de Nemours & Co.	450	25
		278,037
Other (0.4%)
SPDR S&P 500 ETF Trust	564,030	118,728
3 Vanguard Value ETF	1,261,200	106,193
		224,921
Telecommunication Services (2.6%)
Verizon Communications Inc.	17,605,223	823,748
AT&T Inc.	8,491,607	294,999
Vodafone Group plc ADR	4,173,236	157,665
CenturyLink Inc.	47,800	1,367
		1,277,779
Utilities (2.6%)
2 CenterPoint Energy Inc.	26,720,713	516,779
Entergy Corp.	5,312,878	377,321
* Calpine Corp.	7,232,200	132,349
Southern Co.	1,446,800	64,715
NRG Energy Inc.	2,737,500	61,457
Public Service Enterprise Group Inc.	1,470,300	61,267
PPL Corp.	1,525,200	48,517

American Electric Power Co. Inc.			34,300	1,940
Exelon Corp.			59,000	1,893
Edison International			27,600	1,656
UGI Corp.			38,700	1,414
Consolidated Edison Inc.			18,900	1,202
AES Corp.			75,000	960
Duke Energy Corp.			2,100	156
* Talen Energy Corp.			6,819	107
CMS Energy Corp.			2,000	69
				1,271,802
Total Common Stocks (Cost $34,841,123)				47,438,317
	Coupon
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.7%)
[4,5] Vanguard Market Liquidity Fund	0.152%		1,782,266,255	1,782,266

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[6,7] Federal Home Loan Bank Discount Notes	0.135%	8/5/15	16,100	16,100
6 Federal Home Loan Bank Discount Notes	0.100%	10/23/15	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.114%	10/28/15	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	2,000	1,999
				18,299
Total Temporary Cash Investments (Cost $1,800,565)				1,800,565
Total Investments (100.5%) (Cost $36,641,688)				49,238,882
Other Assets and Liabilities-Net (-0.5%)[5]				(244,401)
Net Assets (100%)				48,994,481

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $68,536,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 3.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $76,594,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $15,600,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an

Windsor II Fund

independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	46,670,622	767,695	—
Temporary Cash Investments	1,782,266	18,299	—
Futures Contracts—Assets[1]	127	—	—
Futures Contracts—Liabilities[1]	(1,012)	—	—
Total	48,452,003	785,994	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Windsor II Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2015	2,572	269,854	2,210
S&P 500 Index	September 2015	29	15,214	163
				2,373

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2015, the cost of investment securities for tax purposes was $36,641,688,000. Net unrealized appreciation of investment securities for tax purposes was $12,597,194,000, consisting of unrealized gains of $15,309,684,000 on securities that had risen in value since their purchase and $2,712,490,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2014		from		Capital Gain	July 31, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	631,584	36,441	11,415	19,638	—	516,779
Vanguard Market Liquidity	1,585,064	NA1	NA1	1,244	—	1,782,266
Fund
Vanguard Value ETF	104,251	—	—	1,921	—	106,193
Xylem Inc.	388,114	—	48,364	3,006	—	320,761
Total	2,709,013			25,809	—	2,725,999
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 17, 2015
VANGUARD WINDSOR FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 17, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.